UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Helios Partners Fund Management, LLC
Address:  126 East 56th St
          15th  Floor
          New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Hausler
Title:     Chief Financial Officer
Phone:     212-644-6024

Signature, Place and Date of Signing:

/s/ David Hausler
----------------------------         New York, NY           February 14, 2006
     [Signature]                     [City, State]               [Date]

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $166,498 (thousands)

List of Other Included Managers:           None

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
  ACTIVE POWER INC               COMMON STOCK     00504W100      520   135000 SH       SOLE                 135000        0        0
  ACXIOM CORP                    COMMON STOCK     005125109     3910   170000 SH       SOLE                 170000        0        0
  ACXIOM CORP                    COMMON STOCK     005125109     2300   100000 SH  CALL SOLE                 100000        0        0
  AIRSPAN NETWORKS               COMMON STOCK     00950H102     2276   400000 SH       SOLE                 400000        0        0
  ALTRIA GROUP INC               COMMON STOCK     02209S103     7472   100000 SH  CALL SOLE                 100000        0        0
  AMAZON COM INC                 COMMON STOCK     023135106      943    20000 SH  CALL SOLE                  20000        0        0
  AMERICAN MED ALERT CORP        COMMON STOCK     027904101      347    56000 SH       SOLE                  56000        0        0
  ANALYSTS INTL CORP             COMMON STOCK     032681108      480   200000 SH       SOLE                 200000        0        0
  ARCHIPELAGO HLDG               COMMON STOCK     03957A104     1274    25600 SH       SOLE                  25600        0        0
  ARTESYN TECHNOLOGIES INC       COMMON STOCK     043127109     4017   390000 SH       SOLE                 390000        0        0
  BOSTON PROPERTIES INC          COMMON STOCK     101121101     4982    67200 SH       SOLE                  67200        0        0
  BOSTON PROPERTIES INC          COMMON STOCK     101121101     5560    75000 SH  CALL SOLE                  75000        0        0
  C&D TECHNOLOGY INC             COMMON STOCK     124661109     1908   250400 SH       SOLE                 250400        0        0
  CBS CORP                       CL B             124857202     3809   149375 SH       SOLE                 149375        0        0
  CENDANT CORP                   COMMON STOCK     151313103     1725   100000 SH       SOLE                 100000        0        0
  CHECKERS DRIVE-IN RESTAURANTS  COMMON STOCK     162809305     5844   385500 SH       SOLE                 385500        0        0
  CHENIERE ENERGY INC            COMMON STOCK     16411R208     2792    75010 SH       SOLE                  75010        0        0
  CISCO SYS INC                  COMMON STOCK     17275R102      856    50000 SH       SOLE                  50000        0        0
  CKX INCORPORATED               COMMON STOCK     12562M106      477    36700 SH       SOLE                  36700        0        0
  COMPUTER HORIZONS CORP         COMMON STOCK     205908106     1809   415800 SH       SOLE                 415800        0        0
  CYPRESS SEMICONDUCTOR CORP     COMMON STOCK     232806109     1425   100000 SH       SOLE                 100000        0        0
  DIRECTV GROUP INC              COMMON STOCK     25459L106     6295   445800 SH       SOLE                 445800        0        0
  DU PONT E I DE NEMOURS & CO.   COMMON STOCK     263534109     2763    65000 SH       SOLE                  65000        0        0
  FAIRMONT HOTELS & RESORTS      COMMON STOCK     305204109     9767   230300 SH       SOLE                 230300        0        0
  FAIRMONT HOTELS & RESORTS      COMMON STOCK     305204109     1187    28000 SH  CALL SOLE                  28000        0        0
  FIRST DATA CORP                COMMON STOCK     319963104     4086    95000 SH  CALL SOLE                  95000        0        0
  FIRST DATA CORP                COMMON STOCK     319963104     4086    95000 SH  PUT  SOLE                  95000        0        0
  FREESCALE SEMICONDUCTOR        CL B             35687M206     2517   100000 SH       SOLE                 100000        0        0
  GENERAL MOTORS CORP            COMMON STOCK     370442105      486    25000 SH       SOLE                  25000        0        0
  GLENAYRE TECHNOLOGIES INC      COMMON STOCK     377899109     1496   460399 SH       SOLE                 460399        0        0
  GREAT WOLF RESRT               COMMON STOCK     391523107     2939   285100 SH       SOLE                 285100        0        0
  HUGHES SUPPLY INC              COMMON STOCK     444482103     4750   132500 SH       SOLE                 132500        0        0
  ISHARES TR                     RUSSELL 2000     464287105    14454   207500 SH  PUT  SOLE                 207500        0        0
  IVAX CORPORATION               COMMON STOCK     465823102     7833   250000 SH       SOLE                 250000        0        0
  JEFFERIES GROUP INC            COMMON STOCK     472319102      900    20000 SH  CALL SOLE                  20000        0        0
  MAGNETEK INC                   COMMON STOCK     559424106     3006   925000 SH       SOLE                 925000        0        0
  MARSH & MCLENNAN COS  INC      COMMON STOCK     571748102     2223    70000 SH       SOLE                  70000        0        0
  MASSEY ENERGY                  COMMON STOCK     576206106     1894    50000 SH       SOLE                  50000        0        0
  MCDONALDS CORP                 COMMON STOCK     580135101     3541   105000 SH       SOLE                 105000        0        0
  MORGAN STANLEY & CO            COMMON STOCK     617446448     2695    47500 SH       SOLE                  47500        0        0
  OSI PHARMACEUTICALS INC        COMMON STOCK     671040103      841    30000 SH       SOLE                  30000        0        0
  PHOTOMEDEX INC                 COMMON STOCK     719358103     1195   695000 SH       SOLE                 695000        0        0
  PIONEER NATURAL RESOURCES INC  COMMON STOCK     723787107     1025    20000 SH       SOLE                  20000        0        0
  PRECISION DRILLING TRUST       COMMON STOCK     740215108     5194   157400 SH       SOLE                 157400        0        0
  SCHOOL SPECIALTY INC           COMMON STOCK     807863105     2004    55000 SH       SOLE                  55000        0        0
  SEARS HLDG CORP                COMMON STOCK     812350106     1155    10000 SH       SOLE                  10000        0        0
  SYMANTEC CORP                  COMMON STOCK     871503108      438    25000 SH       SOLE                  25000        0        0
  TIME WARNER INC                COMMON STOCK     887317105      392    22500 SH       SOLE                  22500        0        0
  TIME WARNER INC                COMMON STOCK     887317105     4883   280000 SH  CALL SOLE                 280000        0        0
  TIME WARNER INC                COMMON STOCK     887317105     1744   100000 SH  CALL SOLE                 100000        0        0
  TRONOX INC                     CL A             897051108     3921   300000 SH       SOLE                 300000        0        0
  UNITED STATES STEEL CORP       COMMON STOCK     912909108     1442    30000 SH       SOLE                  30000        0        0
  UTILITIES HOLDERS TR           DEPOSITORY RCPT  918019100     1710    15000 SH       SOLE                  15000        0        0
  VIACOM                         CL B             92553P201     2700    65625 SH       SOLE                  65625        0        0
  VIRAGE LOGIC                   COMMON STOCK     92763R104     2893   292838 SH       SOLE                 292838        0        0
  WEYERHAEUSER CO                COMMON STOCK     962166104     3317    50000 SH       SOLE                  50000        0        0